Equity Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Transactions [Abstract]
Equity Transactions

Note 7. Equity Transactions

February 2025 Offering

In January 2025, the Company entered into a Securities Purchase Agreement with an institutional investor (the “Q1 2025 SPA”), pursuant to which the Company issued on February 3, 2025, to the investor, (i) in a registered direct offering, 713,000 shares of the Company’s common stock, and pre-funded warrants to purchase 2,816,412 shares of Common Stock (the “February Pre-Funded Warrants”) with an exercise price of $0.0001 per share, and (ii) in a concurrent private placement, warrants to purchase 3,529,412 shares of common stock with an exercise price of $1.70 (“February 2025 Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “February 2025 Offering”.

The Company received aggregate gross proceeds from the February 2025 Offering of approximately $6.0 million, before deducting fees to H.C. Wainwright & Co. (“Wainwright”) and other estimated offering expenses payable by the Company. The Pre-Funded Warrants will not expire and are exercisable upon issuance and at any time until all of the Pre-Funded Warrants are exercised in full. As of March 31, 2025, a total of 2,070,412 pre-funded warrants were exercised, leaving 746,000 pre-funded warrants outstanding. The February 2025 Common Warrants became exercisable on March 28, 2025, the effective date of stockholder approval for the issuance of the shares of common stock issuable upon exercise of the warrants and expire on March 28, 2030.

In connection with the February 2025 Offering, the Company amended the exercise price of the warrants issued in conjunction with the January 2024 Offering, (the “Series A and Series B common warrants” (collectively “January 2024 Warrants”), issued in a financing transaction with the institutional investor in January 2024, to $1.70 from the original exercise price of $20.76. Furthermore, the original expiration date of June 4, 2025, for the 216,816 Series B warrants of the January 2024 Warrants was extended to January 30, 2029, upon stockholder approval on March 28, 2025. With the amendment to the expiration date, all of the January 2024 Warrants now expire in 2029.

The Company paid approximately $0.4 million in fees to Wainwright and issued 247,059 warrants (the “February 2025 PA Warrants”) to purchase shares of the Company’s common stock at an exercise price of $2.13.  The 2025 PA Warrants were exercisable upon issuance and expire on January 30, 2029. The 2025 PA Warrants and February 2025 Common Warrants are herein defined as the “February 2025 Warrants”.

In accordance with ASC 815-40, Derivatives and Hedging-Contracts in Entity’s own Equity, the Company determined that all the different warrants issued or amended in connection with the February 2025 Offering met the conditions for equity classification and were included as a component of stockholders’ equity (deficit).

August 2024 At-The-Market Offering

On August 20, 2024, the Company entered into an At-The-Market Offering Agreement (the “ATM Agreement”) with Wainwright as sales agent, to sell shares of its common stock, from time to time, through an “at the market offering” program under which Wainwright will act as sales agent. The sales, if any, of the Company’s Common Stock made under the ATM Agreement will be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including sales made directly on or through the Nasdaq Capital Market or on any other existing trading market for the Company’s common stock (the “ATM”).

Through March 31, 2025, the Company has raised approximately $5.5 million utilizing the ATM since inception in August 2024, issuing 2,263,643 shares of the Company’s Common Stock. During the three months ended March 31, 2025, the Company raised approximately $0.9 million, net of offering costs, issuing 483,755 shares of the Company’s common stock.

Note 9.  Equity Transactions

January 2024 Offering

On January 26, 2024, the Company entered into a Securities Purchase Agreement with a single institutional investor, pursuant to which the Company issued to the investor (the “Q1 2024 SPA”), (i) in a registered direct offering, 252,182 shares of the Company’s common stock, par value $0.0001 per share, and pre-funded warrants to purchase 181,449 shares of Common Stock (the “Pre-Funded Warrants”) with an exercise price of $0.0001 per share, and (ii) in a concurrent private placement, series A warrants to purchase 433,631 shares of common stock (the “Series A Common Warrants”) and series B warrants to purchase 216,816 shares of common stock each with an exercise price of $20.76 (the “Series B Common Warrants” and together with the Series A Common Warrants, the “Investor E Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “January 2024 Offering”. The January 2024 Offering was priced at-the-market consistent with the rules of the Nasdaq Stock Market.

The Company received aggregate gross proceeds from the January 2024 Offering of approximately $9.0 million, before deducting fees to the Maxim Group LLC and other offering expenses payable by the Company. The Investor E Warrants became exercisable on June 4, 2024, the effective date of stockholder approval for the issuance of the shares of common stock issuable upon exercise of the Investor E Warrants (the “Stockholder Approval Date”). The Series A Common Warrants will expire on the fifth anniversary of the Stockholder Approval Date and the Series B Common Warrants will expire on the twelve-month anniversary of the Stockholder Approval Date. The Pre-Funded Warrants will not expire and were exercisable commencing on January 26, 2024. All Pre-Funded Warrants were exercised during the quarter ended March 31, 2024.

The Company paid approximately $0.7 million in fees to Maxim Group LLC and issued 21,682 warrants (the “PA Warrants”) to purchase shares of the Company’s common stock, with a fair value of approximately $0.3 million at issuance. The exercise price of these warrants is $22.83 per share and the warrants become exercisable on July 30, 2024, expiring five years after the closing date.

July 2024 Offering

On July 10, 2024, the Company entered into a securities purchase agreement (the “Q3 2024 SPA”) with certain institutional investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering priced at-the-market consistent with the rules of the Nasdaq Stock Market: (i) 947,868 shares of the Company’s common stock, $0.0001 par value per share and (ii) Common Stock purchase warrants to purchase up to 947,868 shares of Common Stock (the “July 2024 Investor Warrants”) in a concurrent private placement (together the “July 2024 Offering”). The July 2024 Investor Warrants were immediately exercisable, expire five years following the issuance date and have an exercise price of $10.55 per share. The Company agreed to register the shares of Common Stock underlying the Common Warrants within 30 days of the date of the Purchase Agreement. The combined purchase price of each share of Common Stock and July 2024 Investor Warrant is $10.55. The gross proceeds to the Company from the Offering were approximately $10.0 million, before deducting placement agent fees and other offering expenses payable by the Company.

On May 17, 2024, the Company entered into an engagement letter with H.C. Wainwright & Co., LLC (“Wainwright”), pursuant to which Wainwright agreed to serve as the exclusive placement agent for the Company, on a reasonable best-efforts basis, in connection with the offering. The Company paid Wainwright an aggregate cash fee equal to (i) 6.4% and 1% management fee of the gross proceeds of the July 2024 Offering and (ii) for certain expenses incurred by Wainwright totaling approximately $0.8 million. Additionally, the Company has agreed to issue to Wainwright or its designees as compensation, warrants to purchase up to 66,351 shares of Common Stock, equal to 7.0% of the aggregate number of Shares placed in the Offering (the “July 2024 PA Warrants”, which combined with the July 2024 Investor Warrants are herein referred to as the “July 2024 Warrants”). The Placement Agent Warrants have a term of five years from the commencement of sales under the Offering and an exercise price of $13.1875 per share of Common Stock (equal to 125% of the offering price).

August 2024 At-The-Market Offering

On August 20, 2024, the Company entered into an At-The-Market Offering Agreement (the “ATM Agreement”) with Wainwright as sales agent, to sell shares of its common stock, from time to time, through an “at the market offering” program under which Wainwright acts as sales agent. The sales of the Company’s Common Stock made under the ATM Agreement to be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including sales made directly on or through the Nasdaq Capital Market or on any other existing trading market for the Company’s common stock (the “ATM”).

Through December 31, 2024, the Company raised approximately $0.1 million utilizing the ATM, issuing 12,218 shares of the Company’s Common Stock.

Tumim Equity Line of Credit

In August 2022, the Predecessor, LMAO, and Tumim Stone Capital LLC (“Tumim”) entered into an equity line financing arrangement through a Common Stock Purchase Agreement (“Purchase Agreement”) providing the right to sell Tumim up to $100 million worth of shares of common stock. The Purchase Agreement is subject to certain limitations and conditions and provided for a $2.5 million commitment fee payable to Tumim, of which $1.5 million was paid in cash in 2022 and 2023 and $1.0 million was paid by issuing 8,730 shares of common stock to Tumim in 2023.

During the year ended December 31, 2023, the Company sold 260,000 shares of common stock to Tumim for proceeds of approximately $4.7 million as part of the Purchase Agreement. As of December 31, 2023, approximately $95.3 million was available to be drawn. In February 2024, the Company and Tumim agreed to terminate the Purchase Agreement.